Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 4,664	$ 5,301	$ 10,365
Accounts receivable, net	906	922	1,841
Amount due from a related party	0	108	0
Other receivables	103	453	112
Inventories	3,057	1,663	2,047
Assets held for sale	273
Prepaid expenses and other current assets	723	443	387
Total current assets	9,726	8,890	14,752
Gaming equipment, net	6,872	8,171	9,724
Casino contracts	4,218	5,429	7,982
Property and equipment, net	9,068	7,857	6,170
Goodwill	358	353	380
Intangible assets, net	755	899	1,253
Contract amendment fees	180	234	342
Deferred tax assets		0	201
Prepaids, deposits and other assets	1,849	1,797	2,914
Total assets	33,026	33,630	43,718
Current liabilities:
Accounts payable	637	840	3,636
Amounts due to a related party	20	19	0
Accrued expenses	1,431	2,366	2,619
Customer deposits and other current liabilities	1,863	457	656
Total current liabilities	3,951	3,682	6,911
Other liabilities	721	742	1,078
Deferred tax liability	199	199	137
Total liabilities	4,871	4,623	8,126
Stockholders' equity:
Common stock, $.001 par value, 75,000,000 shares authorized; 30,102,162 and 30,024,662 shares issued and outstanding	30	30	30
Additional paid-in-capital	33,298	33,156	32,224
Accumulated other comprehensive income	800	742	929
(Accumulated losses)/retained earnings	(5,974)	(4,922)	2,408
Total EGT stockholders' equity	28,154	29,006	35,591
Non-controlling interest	1	1	1
Total stockholders' equity	28,155	29,007	35,592
Total liabilities and stockholders' equity	$ 33,026	$ 33,630	$ 43,718